Asset Retirement Obligation (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure Asset Retirement Obligation Details Abstract
Balance, beginning of year	$ 726,143	$ 715,057
Accretion expense	11,261	11,086	$ 10,934
Balance, end of the year	$ 737,404	$ 726,143	$ 715,057